Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial instruments
Carrying amount of financial assets	€ 5,903,423	€ 5,851,814
Carrying amount of financial liabilities	16,434,014	16,766,090
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	10,521,324	10,572,974
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	39,569	45,268
Not classified
Financial instruments
Carrying amount of financial liabilities	5,873,121	6,147,848
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	720,307	813,255
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	720,307	813,255
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	98,905	118,083
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	98,905	118,083
Short-term debt
Financial instruments
Carrying amount of financial liabilities	904,334	669,013
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	904,334	669,013
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,698,334	7,864,796
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	6,482,842	6,366,775
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	362,183	474,930
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,698,334	7,864,796
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	4,463,122	4,678,763
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	4,463,122	4,678,763
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,549,012	2,622,180
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,099,444	1,107,827
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	39,569	45,268
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,409,999	1,469,085
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	790	568
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	790	568
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	790	568
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	3,788	7,422
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	3,788	7,422
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	3,788	7,422
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	35,781	37,846
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	35,781	37,846
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	35,781	37,846
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	1,409,209	1,468,517
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	1,409,209	1,468,517
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,409,209	1,468,517
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,099,444	1,107,827
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,099,444	1,107,827
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,772,355	4,869,350
FVPL - Assets
Financial instruments
Carrying amount of financial assets	501,222	352,327
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	420,016	408,381
Not classified
Financial instruments
Carrying amount of financial assets	209,830	221,756
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,361,298	1,273,787
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	271,417	155,284
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	1,089,881	1,118,503
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	271,417	155,284
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,558,731	3,574,270
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,477,642	3,489,680
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	81,089	84,590
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	87,318	140,072
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	87,318	140,072
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	896,076	863,685
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	117,514	121,095
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	229,805	197,043
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	420,016	408,381
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	128,741	137,166
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	11,638	9,151
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	11,638	9,151
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	11,638	9,151
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	29,124	10,627
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	29,124	10,627
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	29,124	10,627
Equity investments
Financial instruments
Carrying amount of financial assets	170,424	149,993
Equity investments | Level 1
Financial instruments
Fair value of financial assets	48,200	36,227
Equity investments | Level 2
Financial instruments
Fair value of financial assets	75,196	70,973
Equity investments | Level 3
Financial instruments
Fair value of financial assets	47,028	42,793
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	96,409	80,201
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	74,015	69,792
Debt securities
Financial instruments
Carrying amount of financial assets	450,273	444,804
Debt securities | Level 1
Financial instruments
Fair value of financial assets	450,273	444,804
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	104,272	106,215
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	346,001	338,589
Other financial assets
Financial instruments
Carrying amount of financial assets	234,617	249,110
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	117,514	121,095
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 117,103	€ 128,015